K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

December 15, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Harris Associates Investment Trust

(series and classes of the Trust listed on Schedule A)

File Nos. 33-38953; 811-06279

Post-Effective Amendment No. 55

Ladies and Gentlemen:

We have acted as counsel to Harris Associates Investment Trust (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Sincerely,

/s/ K&L Gates LLP
K&L Gates LLP

Schedule A

Series	Class
Oakmark Fund	Advisor Class Investor Class Institutional Class Service Class

Oakmark Select Fund	Advisor Class Investor Class Institutional Class Service Class

Oakmark Equity and Income Fund	Advisor Class Investor Class Institutional Class Service Class

Oakmark Global Fund	Advisor Class Investor Class Institutional Class Service Class

Oakmark International Fund	Advisor Class Investor Class Institutional Class Service Class

Oakmark International Small Cap Fund	Advisor Class Investor Class Institutional Class Service Class

Oakmark Global Select Fund	Advisor Class Investor Class Institutional Class Service Class